Other matters	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other matters
37. Other matters
(a) i. Call option — HZL
Pursuant to the Government of India’s policy of disinvestment, the Company in April 2002 acquired 26% equity interest in Hindustan Zinc Limited (HZL) from the Government of India. Under the terms of the Shareholder’s Agreement (‘SHA’), the Company had two call options to purchase all of the Government of India’s shares in HZL at fair market value. The Group also acquired an additional 20% of the equity capital in HZL through an open offer. The Group exercised the first call option on August 29, 2003 and acquired an additional 18.9% of HZL’s issued share capital, increasing its shareholding to 64.9%. The second call option provides the Company the right to acquire the Government of India’s remaining 29.5% share in HZL. This call option was subject to the right of the Government of India to sell 3.5% of HZL shares to HZL employees. The Company exercised the second call option on July 21, 2009. The Government of India disputed the validity of the call option and refused to act upon the second call option. Consequently, the Company invoked arbitration which is in the early stages. The next date of hearing is to be notified. The Government of India without prejudice to the position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route. Meanwhile, the Supreme Court has, in January 2016, directed status quo pertaining to disinvestment of Government of India’s residual shareholding in a public interest petition filed which is currently pending and sub-judice.
ii. Call option — BALCO
Pursuant to the Government of India’s policy of divestment, the Company in March 2001 acquired 51% equity interest in BALCO from the Government of India. Under the terms of the SHA, the Company had a call option to purchase the Government of India’s remaining ownership interest in BALCO at any point from March 02, 2004. The Company exercised this option on March 19, 2004. However, the Government of India contested the valuation and validity of the option and contended that the clauses of the SHA violate the erstwhile Companies Act, 1956 by restricting the rights of the Government of India to transfer its shares and that as a result such provisions of the SHA were null and void. In the arbitration filed by the Company, the arbitral tribunal by a majority award rejected the claims of the Company on the ground that the clauses relating to the call option, the right of first refusal, the “tag along” rights and the restriction on the transfer of shares violate the erstwhile Companies Act, 1956 and are not enforceable.
The Company has challenged the validity of the majority award before the Hon’ble High Court at Delhi and sought for setting aside the arbitration award to the extent that it holds these clauses ineffective and inoperative. The Government of India also filed an application before the High Court to partially set aside the arbitral award in respect of certain matters involving valuation. The matter is currently scheduled for hearing by the Delhi High Court on August 11, 2020. Meanwhile, the Government of India without prejudice to its position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route.
On January 09, 2012, the Company offered to acquire the Government of India’s interests in HZL and BALCO for US$ 2,071 and US$ 238 respectively. This offer was separate from the contested exercise of the call options, and Company proposed to withdraw the ongoing litigations in relation to the contested exercise of the options should the offer be accepted. To date, the offer has not been accepted by the Government of India and therefore, there is no certainty that the acquisition will proceed.

In view of the lack of resolution on the options, the
non-response
to the exercise and valuation request from the Government of India, the resultant uncertainty surrounding the potential transaction and the valuation of the consideration payable, the Company considers the strike price of the options to be at the fair value, which is effectively nil, and hence the call options have not been recognised in the financial statements.
(b) The Scheme of Amalgamation and Arrangement amongst Sterlite Energy Limited (‘SEL’), Sterlite Industries (India) Limited (‘Sterlite’), Vedanta Aluminium Limited (‘VAL’), Ekaterina Limited (‘Ekaterina’), Madras Aluminium Company Limited (‘Malco’) and the Company (the “Scheme”) had been sanctioned by the Honourable High Court of Madras and the Honourable High Court of Judicature of Bombay at Goa and was given effect to in the year ended March 31, 2014.
Subsequently the above orders of the honourable High Court of Bombay and Madras have been challenged by Commissioner of Income Tax, Goa and Ministry of Corporate Affairs through a Special Leave Petition before the honourable Supreme Court and also by a creditor and a shareholder of the Company. The said petitions are currently pending for hearing.
(c) The Company is purchasing bauxite under long term linkage arrangement with Orissa Mining Corporation Ltd (hereafter referred as OMC) at provisional prices of
₹
 1,000/MT from October 2020 onwards (based on interim order dated October 08, 2020 of the Hon’ble high court of Odisha), which is subject to final outcome of the writ petition filed by the company as mentioned below. The last successful
e-auction
based price discovery was done by OMC in April 2019 at
₹
 673/MT and supplied bauxite at this rate from Sep 2019 to Sep 2020 against an undertaking furnished by the Company to compensate any differential price discovered through future successful national
e-auctions.
Though the OMC conducted the next
e-auction
on August 31, 2020 with floor price of
₹
 1,707/MT determined on the basis of Rule 45 of Minerals (Other than Atomic and Hydro Carbons Energy Minerals) Concession Rules, 2016 (hereafter referred as the Rules), no bidder at that floor price participated and hence, the auction was not successful. However, OMC raised demand of
₹
 2,810 million ($ 38 million) on the Company towards differential pricing and interest for bauxite supplied till September 2020 considering the auction base price of INR 1,707/MT.
The Company had then filed a writ petition before Hon’ble High Court of Odisha in September 2020 for resumption of bauxite supply in accordance with applicable Government of Odisha Gazette notification dated February 24, 2018. Hon’ble High Court has issued interim Order dated October 8, 2020 directing that the petitioner shall be permitted to lift the quantity of bauxite mutually agreed under the terms of the long term linkage arrangement for the remaining period of the financial year
2020-21
on payment of
₹
 1,000/MT and furnishing an undertaking for the differential amount with the floor price arrived at by OMC under the rules, along with applicable interest, subject to final outcome of the writ petition.
OMC
re-conducted
e-auction
on March 9, 2021 with floor price of
₹
 2,011/MT determined on the basis of the Rules. However, again as no bidder participated at that floor price, the auction was not successful. On March 18, 2021, Cuttack High Court issued an order disposing off the writ petition, directing that the current arrangement of bauxite price at 1000/T will continue for the FY
2021-22.
Supported by legal opinions obtained and its own internal legal analysis the Company does not anticipate any additional material liability other than what it has already paid to the OMC and recorded as an expense in these financial statements.
(d) The Department of Mines and Geology (DMG) of the State of Rajasthan initiated the royalty assessment process from Jan 2008 to 2019 and issued a show cause notice vide an office order dated January 31, 2020 amounting to
₹
 19,250 million, further an additional demand was issued vide an office order dated December 14, 2020 for
₹
 3,110 million ($ 43 million) on similar questions of law. The Group has challenged the show cause notice and computation mechanism of the royalty on the ground that the State has not complied with the previous orders of Rajasthan High Court where a similar computation mechanism was challenged and Court had directed DMG to reassess basis the judicial precedents and mining concession rules. Pending compliance of previous orders, High Court has granted a stay on the notice and directed DMG not to take any coercive action. State Government has also been directed to not take any coercive action in order to recover such miscomputed dues. Based on the opinion of external counsel, the Group believes that it has strong grounds of a successful appeal, and the chances of an outcome which is not i
n
favour of the Group is remote.
(e) In terms of various notifications issued by the Ministry of Environment, Forest and Climate Change (MoEF&CC), ash produced from thermal power plant is required to be disposed of by the Group in the manner specified in those notifications. However, compliance with manner of disposal as specified in those notifications is not fully achieved due to lack of demand from user agencies. Consequently, the Group is storing some of the ash produced in ash dyke in accordance with conditions of the Environmental Clearance & Consent to Operate granted by the MOEF&CC & Odisha State Pollution Control Board & Chhattisgarh Environment Conservation Board (OSPCB & CECB) respectively while giving preference to supplying the same to user agencies. Management believes storage of ash in ash dykes/ ash pond in accordance with environmental clearances received by the Group are sufficient compliance with the applicable notifications issued by MoEF&CC which is supported by a legal opinion obtained.

The National Green Tribunal (NGT) has also taken cognizance of the matter and vide its order dated February 12, 2020 has ordered for levy of environmental compensation on generating companies on account of their failure to comply the aforesaid notifications. The Group has filed Special Leave Petitions (SLP) before the Hon’ble Supreme Court of India challenging the order of the NGT the same was heard by the Court on September 11, 2020 and granted an ad interim stay against recoveries in pursuance of NGT order. Management believes that the outcome of the appeal will not have any significant adverse financial impact on the Group which is supported by a legal opinion obtained.
(f) During the current year, the Company executed a
₹
 100,000 million ($ 1,367 million) long-term syndicated loan facility agreement. This loan is secured by the way of pledge over the shares held by the Company in Hindustan Zinc Limited (HZL) representing 14.82% of the paid up share capital of HZL along-with a non-disposal
undertaking in respect of its shareholding in HZL to the extent of 50.1% of the paid up share capital of HZL. As at March 31, 2021, the principal amount participated for and outstanding under the facility is
₹
 86,500 million ($ 1,183
million) and carrying value of facility is ₹
85,380
million ($
1,152
million) (net of unamortised cost ₹
1,120
million ($
15
million)).

(g)
Flue-gas
desulfurization (FGD) implementation:
Ministry of Environment, Forest and Climate Change (MOEF&CC) has revised emission norms for coal-based power plants in India. Accordingly, both captive and independent coal-based power plants in India are required to comply with these revised norms for reduction of sulphur oxide (SOx) emissions for which the current plant infrastructure is to be modified or new equipment have to be installed. Timelines for compliance to the revised norm for various plants in the Group range from December 2023 to December 2024. Different power plants are at different stages of the implementation process.
Ministry of Power issued notification dated July 02, 2020 to restrict imports from China. Power China SEPCO1 has communicated their inability to execute the FGD project quoting aforementioned notification and prevailing COVID situation in India. TSPL is proceeding with further steps for retendering the FGD project.
TSPL filed a petition before Punjab State Electricity Regulatory Commission (PSERC) for approval of MoEF notification as change in law in terms of Article 13 of PPA on June 30, 2017. PSERC vide its order dated December 21, 2018 has held that MoEF notification is not a change in law as it does not impose any new requirements. TSPL had filed an appeal before Hon’ble Appellate Tribunal for Electricity (APTEL) challenging the said order of PSERC. APTEL has pronounced the order August 28, 2020 in favour of TSPL allowing the cost pass through. PSPCL has filed an appeal against this order in Supreme Court.